Acquisitions (Fair Value Of The Total Consideration At The Date Of Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Nov. 30, 2010
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	24,000
Equity Issuance, Per Share Amount	$ 19.47
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	$ 467,280
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred	142,597
Business Acquisition, Cost of Acquired Entity, Cash Paid	249,444
Business Acquisition, Cost of Acquired Entity, Transaction Costs	859,321
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	77,342
Net assets acquired	$ 936,663